Exhibit 10.2

FIRST AMENDMENT TO

SALE AND SERVICING AGREEMENT

This First Amendment to Sale and Servicing Agreement, dated as of February 15, 2019 (this “Amendment”), is by and among Santander Drive Auto Receivables LLC, as seller (the “Seller”), and Santander Consumer USA Inc. (“SC”), as servicer (in such capacity, the “Servicer”).

WHEREAS, Santander Drive Auto Receivables Trust 2018-1, as issuer (the “Issuer”), the Seller, the Servicer, and Wells Fargo Bank, National Association, as indenture trustee (the “Indenture Trustee”) are parties to that certain Sale and Servicing Agreement, dated as of January 24, 2018 (as amended, supplemented and modified from time to time, the “Sale and Servicing Agreement”);

WHEREAS, the Seller and the Servicer desire to amend the Sale and Servicing Agreement as set forth herein;

NOW, THEREFORE, for good and valuable consideration, the receipt and sufficiency of which are hereby acknowledged, the parties hereby agree as follows:

SECTION 1. Definitions. Capitalized terms used in this Amendment and not otherwise defined herein shall have the meanings assigned thereto in the Sale and Servicing Agreement, as amended hereby.

SECTION 2. Amendments. Effective as of February 15, 2019, the Sale and Servicing Agreement is hereby amended as follows:

(a)	Section 3.1(a) is amended by inserting the following sentence at the end thereof:

“Notwithstanding anything to the contrary in this Agreement or any other Transaction Document, the Servicer shall not be liable for any failure or delay in the performance of its obligations or the taking of any action hereunder or under any other Transaction Document (and such failure or delay shall not constitute a breach of any Transaction Document or a Servicer Replacement Event) if such failure or delay arises from compliance by the Servicer with any law or court order, the direction of a regulatory authority or regulatory guidance.”

(b)	Section 4.2 is amended by inserting the following sentence at the end thereof:

“The Servicer may deduct from Collections all Unrelated Amounts to the extent such Unrelated Amounts have not been previously reimbursed to the Servicer.”

(c) The following definition of “Unrelated Amounts” is added to Appendix A in the appropriate alphabetical order:

““Unrelated Amounts” means (a) amounts deposited by the Servicer into the Collection Account but later determined by the Servicer to be mistaken or returned deposits or postings, (b) amounts deposited by the Servicer into the

SDART 2018-1: Amendment to Sale and Servicing Agreement

Collection Account as Collections but which were later determined by the Servicer to not constitute Collections with respect to the Receivables and (c) amounts received by the Servicer with respect to a Receivable that the Servicer is prohibited from depositing into the Collection Account or otherwise remitting to the Issuer by law or court order, the direction of a regulatory authority or regulatory guidance.”

SECTION 3. Miscellaneous. The Sale and Servicing Agreement, as amended hereby, remains in full force and effect. Any reference to the Sale and Servicing Agreement from and after the date hereof shall be deemed to refer to the Sale and Servicing Agreement as amended hereby, unless otherwise expressly stated. This Amendment may be executed in any number of counterparts and by the different parties hereto in separate counterparts, each of which when so executed shall be deemed to be an original and all of which when taken together shall constitute one and the same agreement. Executed counterparts of this Amendment may be delivered by facsimile, which shall be effective as delivery of a manually executed signature page. This Amendment shall be governed by and construed in accordance with the internal, substantive laws of the State of New York without reference to the rules thereof relating to conflicts of law, other than Sections 5-1401 and 5-1402 of the New York General Obligations Law, and the obligations, rights and remedies of the parties hereunder shall be determined in accordance with such laws.

[Signatures follow]

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IN WITNESS WHEREOF, the parties hereto have caused this Amendment to be executed by their respective officers thereunto duly authorized, as of the date first above written.

SANTANDER DRIVE AUTO RECEIVABLES LLC, as Seller

By:	/s/ Mark McCastlain
Name:	Mark McCastlain
Title:	Vice President

SANTANDER CONSUMER USA INC., as Servicer

By:	/s/ Corey Henry
Name:	Corey Henry
Title:	Vice President

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